INVENTORIES	6 Months Ended
Jun. 30, 2024
Classes of current inventories [abstract]
INVENTORIES
9.	INVENTORIES

	June 30,2024 US$‘000	December 31, 2023 US$‘000
Raw materials and consumables	12,051	10,053
Work-in-progress	5,287	4,498
Finished goods	5,618	5,382

	22,956	19,933

All inventories are stated at the lower of cost or net realisable value. The replacement cost of inventories does not differ from cost. Total inventories for the Group are shown net of provisions of US$10,531,000 (December 31, 2023: US$11,344,000).